Form N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	WILSHIRE MUTUAL FUNDS, INC.
Entity Central Index Key	0000890453
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 26, 2026
Prospectus Date	Apr. 30, 2025